Trade receivables, other assets, prepaid expenses and Tax receivables - Schedule of receivables from financing activities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Dealer financing	€ 3,087	€ 2,330
Retail financing	10,703	8,494
Finance leases	540	299
Other	1,401	1,408
Receivables from financing activities at amortized cost	€ 15,731	€ 12,531